Note 3 - Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash on consolidated balance sheet	$ 4,102,887	$ 4,541,013	$ 486,604
Restricted cash	876,401	780,998	629,651
Total cash and restricted cash	$ 4,979,288	$ 5,322,011	$ 1,116,255